Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income / Loss	Noncontrolling Interest	Total
Beginning balance, shares at Jun. 30, 2013	10,374,369
Beginning balance, value at Jun. 30, 2013	$ 13,646	$ 6,989,952	$ 13,573,119	$ (21,275)	$ 236,500	$ 16,512,463
Net income (loss) attributable to Parent Company			(972,036)			(972,036)
Foreign exchange translation				(221,825)		(221,825)
Comprehensive loss attributable to non-controlling interest					8,308	8,308
Share-based compensation		168,578				168,578
Issuance of stock related to stock options exercised, shares issued	159,500
Issuance of stock related to stock options exercised, value	$ 160	86,753				86,913
Ending balance, shares at Jun. 30, 2014	10,533,869
Ending balance, value at Jun. 30, 2014	$ 13,806	7,245,283	12,601,083	(243,100)	244,808	15,582,401
Net income (loss) attributable to Parent Company			760,008			760,008
Foreign exchange translation				(421,622)		(421,622)
Comprehensive loss attributable to non-controlling interest					293,890	293,890
Share-based compensation		60,484				60,484
Issuance of stock related to stock options exercised, value						0
Ending balance, shares at Jun. 30, 2015	10,533,869
Ending balance, value at Jun. 30, 2015	$ 13,806	$ 7,305,767	$ 13,361,091	$ (664,722)	$ 538,698	$ 16,275,161